SHAREHOLDERS' EQUITY - Equity Lines of Credit (Details)		1 Months Ended							3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 04, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Oct. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Apr. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($)	Apr. 08, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Class of Stock [Line Items]
Aggregate net proceeds									$ 0	$ 20,000,000	$ 0	$ 0
Initial Equity Line of Credit | SOI and Mackenzie Financial Corporation
Class of Stock [Line Items]
Issuance of common shares under equity line of credit (shares) | shares						1,421,472	3,240,418
Common stock price (in dollars per share) | $ / shares						$ 3.52	$ 2.78
Aggregate net proceeds						$ 5,000,000	$ 9,000,000
Initial Equity Line of Credit | SSH and Mackenzie Financial Corporation
Class of Stock [Line Items]
Issuance of common shares under equity line of credit (shares) | shares				3,143,709	2,356,108
Common stock price (in dollars per share) | $ / shares				$ 1.11	$ 1.06					$ 1.11
Aggregate net proceeds				$ 3,500,000	$ 2,500,000
Initial Equity Line of Credit | Mackenzie Financial Corporation
Class of Stock [Line Items]
Issuance of common shares under equity line of credit (shares) | shares				1,492,508
Initial Equity Line of Credit | SSH
Class of Stock [Line Items]
Issuance of common shares under equity line of credit (shares) | shares				1,651,201
New Equity Line of Credit | Subsequent Event
Class of Stock [Line Items]
Number of days for volume weighted average basis calculation per New Equity Line of Credit			5 days
Minimum allowable share price for share issuances per New Equity Line of Credit (in dollars per share) | $ / shares			$ 0.60
SOI | Initial Equity Line of Credit
Class of Stock [Line Items]
Equity line of credit								$ 20,000,000
Common shares multiplier								0.94
Trailing period considered for equity line of credit								30 days
SSH | New Equity Line of Credit | Common Stock Purchase Agreement | Subsequent Event
Class of Stock [Line Items]
Equity line of credit			$ 15,000,000
Common shares multiplier			0.94
Trailing period considered for equity line of credit			5 days
Issuance of common shares under equity line of credit (shares) | shares	5,668,317	5,668,317
Common stock price (in dollars per share) | $ / shares	$ 0.88210	$ 0.88
Aggregate net proceeds	$ 5,000,000	$ 5,000,000